OTHER CURRENT ASSETS - Financial assets included in other current assets at amortized cost (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	¥ 6,207,638	¥ 7,360,514
Expected credit losses	933,563	715,597
Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	2,224,511	1,696,735
Cost | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	6,207,638	7,360,514
12-month expected credit losses | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	5,961
12-month expected credit losses | Cost | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	2,218,891	1,524,602
Lifetime expected credit losses | Financial instruments not credit-impaired | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	14,966	82,070
Lifetime expected credit losses | Financial instruments not credit-impaired | Cost | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	578,213	4,097,994
Lifetime expected credit losses | Financial instruments credit-impaired | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Expected credit losses	2,203,584	1,614,665
Lifetime expected credit losses | Financial instruments credit-impaired | Cost | Other current assets
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	3,410,534	1,737,918
Within 1 year
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	2,386,289	1,443,338
Between 1 and 2 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	142,887	882,798
Between 2 and 3 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	191,228	151,974
Over 3 years
Financial assets at amortized cost and stages for measurement of ECLs
Financial assets included in other current assets	¥ 3,487,234	¥ 4,882,404